UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-05202

BNY Mellon Investment Funds IV, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Offices) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Date of fiscal year end: 8/31

Date of reporting period: 8/31/24

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Floating Rate Income Fund

FORM N-CSR

Item 1.  Reports to Stockholders.

BNY Mellon Floating Rate Income Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class A – DFLAX

This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.03%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class A shares returned 10.69%.

• In comparison, the Credit Suisse Leveraged Loan Index returned 9.78% for the same period.

What affected the Fund’s performance?

• Floating-rate loans provided strong returns as the economy remained resilient, and investors adopted a “higher-for-longer” view of interest rates.

• Security selection, particularly in telecommunications, utilities and technology, drove strong performance relative to the Index. Sector selection also contributed, led by underweight exposure to lagging broadcasting, technology and transportation sectors.

• Allocations to collateralized loan obligation bonds, European loans, and high yield bonds also bolstered relative performance.

• The Fund’s small cash position, maintained for liquidity, detracted modestly from relative performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Bloomberg US Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 2.50%	7.96%	4.71%	3.61%
without Sales Charge	10.69%	5.24%	3.87%
Bloomberg US Universal Index (broad-based index)*	7.92%	0.34%	1.93%
Credit Suisse Leveraged Loan Index	9.78%	5.53%	4.72%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$815	337	$5,250,288	94.55%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6240AR0824

BNY Mellon Floating Rate Income Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class C – DFLCX

This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$187	1.78%

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class C shares returned 9.86%.

• In comparison, the Credit Suisse Leveraged Loan Index returned 9.78% for the same period.

What affected the Fund’s performance?

• Floating-rate loans provided strong returns as the economy remained resilient, and investors adopted a “higher-for-longer” view of interest rates.

• Security selection, particularly in telecommunications, utilities and technology, drove strong performance relative to the Index. Sector selection also contributed, led by underweight exposure to lagging broadcasting, technology and transportation sectors.

• Allocations to collateralized loan obligation bonds, European loans, and high yield bonds also bolstered relative performance.

• The Fund’s small cash position, maintained for liquidity, detracted modestly from relative performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Bloomberg US Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	8.86%	**	4.46%	3.09%
without Deferred Sales Charge	9.86%		4.46%	3.09%
Bloomberg US Universal Index (broad-based index)*	7.92%		0.34%	1.93%
Credit Suisse Leveraged Loan Index	9.78%		5.53%	4.72%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$815	337	$5,250,288	94.55%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6241AR0824

BNY Mellon Floating Rate Income Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class I – DFLIX

This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.76%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class I shares returned 10.92%.

• In comparison, the Credit Suisse Leveraged Loan Index returned 9.78% for the same period.

What affected the Fund’s performance?

• Floating-rate loans provided strong returns as the economy remained resilient, and investors adopted a “higher-for-longer” view of interest rates.

• Security selection, particularly in telecommunications, utilities and technology, drove strong performance relative to the Index. Sector selection also contributed, led by underweight exposure to lagging broadcasting, technology and transportation sectors.

• Allocations to collateralized loan obligation bonds, European loans, and high yield bonds also bolstered relative performance.

• The Fund’s small cash position, maintained for liquidity, detracted modestly from relative performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $10,000 Years Ended 8/31

The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Bloomberg US Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class I Shares	10.92%	5.51%	4.14%
Bloomberg US Universal Index (broad-based index)*	7.92%	0.34%	1.93%
Credit Suisse Leveraged Loan Index	9.78%	5.53%	4.72%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$815	337	$5,250,288	94.55%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-6242AR0824

BNY Mellon Floating Rate Income Fund	ANNUAL SHAREHOLDER REPORT AUGUST 31, 2024

Class Y – DFLYX

This annual shareholder report contains important information about BNY Mellon Floating Rate Income Fund (the “Fund”) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.

What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.74%

How did the Fund perform last year?

• For the 12-month period ended August 31, 2024, the Fund’s Class Y shares returned 10.94%.

• In comparison, the Credit Suisse Leveraged Loan Index returned 9.78% for the same period.

What affected the Fund’s performance?

• Floating-rate loans provided strong returns as the economy remained resilient, and investors adopted a “higher-for-longer” view of interest rates.

• Security selection, particularly in telecommunications, utilities and technology, drove strong performance relative to the Index. Sector selection also contributed, led by underweight exposure to lagging broadcasting, technology and transportation sectors.

• Allocations to collateralized loan obligation bonds, European loans, and high yield bonds also bolstered relative performance.

• The Fund’s small cash position, maintained for liquidity, detracted modestly from relative performance.

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?

The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance from September 1, 2014 through August 31, 2024 Initial Investment of $1,000,000 Years Ended 8/31

The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Bloomberg US Universal Index (a broad-based index) and Credit Suisse Leveraged Loan Index on 8/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 8/31/24)
Share Class	1YR	5YR	10YR
Class Y Shares	10.94%	5.55%	4.17%
Bloomberg US Universal Index (broad-based index)*	7.92%	0.34%	1.93%
Credit Suisse Leveraged Loan Index	9.78%	5.53%	4.72%

*

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter.

KEY FUND STATISTICS (AS OF 8/31/24)

Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$815	337	$5,250,288	94.55%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 8/31/24)

Sector Allocation (Based on Net Assets)

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter.

© 2024 BNY Mellon Securities Corporation, Distributor, 240 Greenwich Street, 9th Floor, NewYork, NY 10286 Code-0332AR0824

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.   Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.   Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $60,500 in 2023 and $61,800 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,800 in 2023 and $6,000 in 2024. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2023 and $0 in 2024. These services consisted of U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $4,074,591 in 2023 and $5,102,266 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

 Not applicable.

BNY Mellon Floating Rate Income Fund

ANNUAL FINANCIALS AND OTHER INFORMATION August 31, 2024

Class	Ticker
A	DFLAX
C	DFLCX
I	DFLIX
Y	DFLYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS

The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.  Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

Please note the Annual Financials and Other Information only contains Items 7-11 required in
Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

BNY Mellon Floating Rate Income Fund

Statement of Investments

August 31, 2024

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 6.9%
Advertising - .2%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	1,500,000	[b]	1,466,583
Airlines - .2%
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes		9.88	9/20/2031	1,799,000	[b]	1,779,203
Banks - .3%
Freedom Mortgage Corp., Sr. Unscd. Notes		6.63	1/15/2027	500,000	[b]	494,388
Freedom Mortgage Corp., Sr. Unscd. Notes		7.63	5/1/2026	1,500,000	[b]	1,507,600
					2,001,988
Chemicals - .5%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	1,500,000	[b,c]	1,374,525
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	1,408,000	[b]	1,407,129
Rain Carbon, Inc., Sr. Scd. Notes		12.25	9/1/2029	1,430,000	[b,d]	1,532,211
					4,313,865
Collateralized Loan Obligations Debt - 2.7%
Arbour VII DAC CLO, Ser. 7A, CI. E, (3 Months EURIBOR +6.40%)	EUR	10.12	3/15/2033	1,000,000	[b,e]	1,107,050
Ares European XII DAC CLO, Ser. 12A, Cl. E, (3 Months EURIBOR +6.10%)	EUR	9.79	4/20/2032	1,450,000	[b,e]	1,607,881
Barings I Ltd. CLO, Ser. 2018-1A, Cl. D, (3 Months TSFR +5.76%)		11.06	4/15/2031	2,900,000	[b,e]	2,804,952
Barings III Ltd. CLO, Ser. 2019-3A, Cl. ER, (3 Months TSFR +6.96%)		12.24	4/20/2031	1,000,000	[b,e]	1,004,217
Battalion XVI Ltd. CLO, Ser. 2019-16A, Cl. ER, (3 Months TSFR +6.86%)		12.14	12/19/2032	2,000,000	[b,e]	1,937,300
CBAM Ltd. CLO, Ser. 2021-14A, Cl. E, (3 Months TSFR +6.76%)		12.04	4/20/2034	1,500,000	[b,e]	1,428,261
CIFC Funding IV Ltd. CLO, Ser. 2020-4A, Cl. E, (3 Months TSFR +7.11%)		12.41	1/15/2034	1,180,000	[b,e]	1,188,392
KKR 23 Ltd. CLO, Ser. 23, Cl. E, (3 Months TSFR +6.26%)		11.54	10/20/2031	2,000,000	[b,e]	2,001,478
Neuberger Berman Loan Advisers 36 Ltd. CLO, Ser. 2020-36A, Cl. ER2, (3 Months TSFR +7.30%)		12.58	4/20/2033	500,000	[b,e]	502,462
Palmer Square Loan Funding Ltd. CLO, Ser. 2022-3A, Cl. DR, (3 Months TSFR +5.90%)		11.20	4/15/2031	800,000	[b,e]	803,362
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, (3 Months EURIBOR +6.03%)	EUR	9.72	1/20/2033	1,000,000	[b,e]	1,108,583
Rockford Tower Ltd. CLO, Ser. 2022-2A, Cl. ER, (3 Months TSFR +8.12%)		13.40	10/20/2035	750,000	[b,e]	752,532
Sound Point XXXIII Ltd. CLO, Ser. 2022-1A, Cl. E, (3 Months TSFR +6.70%)		11.98	4/25/2035	2,000,000	[b,e]	1,786,554
St. Pauls CLO, Ser. 11A, Cl. E, (3 Months EURIBOR +6.00%)	EUR	9.66	1/17/2032	1,000,000	[b,e]	1,098,995
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, Cl. E, (3 Months TSFR +7.30%)		12.58	7/20/2032	2,840,000	[b,e]	2,848,188
					21,980,207
Diversified Financials - .2%
PennyMac Financial Services, Inc., Gtd. Notes		5.38	10/15/2025	2,000,000	[b]	1,995,054

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 6.9% (continued)
Food Products - .2%
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	1,300,000	[b]	1,655,218
Health Care - .5%
CHS/Community Health Systems, Inc., Scd. Notes		6.88	4/15/2029	1,500,000	[b]	1,292,348
CHS/Community Health Systems, Inc., Sr. Scd. Notes		6.00	1/15/2029	1,500,000	[b]	1,426,426
LifePoint Health, Inc., Gtd. Notes		5.38	1/15/2029	1,000,000	[b]	934,449
					3,653,223
Industrial - .5%
Arcosa, Inc., Gtd. Notes		6.88	8/15/2032	1,550,000	[b]	1,616,742
GrafTech Finance, Inc., Sr. Scd. Notes		4.63	12/15/2028	1,497,000	[b,d]	1,003,921
Mangrove Luxco III Sarl, Sr. Scd. Bonds, (3 Months EURIBOR +5.00%)	EUR	8.67	7/15/2029	1,500,000	[b,e]	1,663,385
					4,284,048
Internet Software & Services - .2%
Arches Buyer, Inc., Sr. Unscd. Notes		6.13	12/1/2028	2,000,000	[b]	1,699,217
Materials - .2%
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	1,523,000	[b,d]	1,598,267
Media - .2%
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	1,500,000	[b]	1,526,452
Metals & Mining - .1%
Samarco Mineracao SA, Sr. Unscd. Notes		9.00	6/30/2031	1,022,500	[b,c]	952,792
Real Estate - .6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes		7.00	4/15/2030	991,571	[b,d]	879,894
Rithm Capital Corp., Sr. Unscd. Notes		8.00	4/1/2029	1,364,000	[b]	1,358,777
Starwood Property Trust, Inc., Sr. Unscd. Notes		3.75	12/31/2024	2,000,000	[b]	1,986,102
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Scd. Notes		10.50	2/15/2028	1,000,000	[b]	1,027,156
					5,251,929
Retailing - .2%
Carvana Co., Sr. Scd. Notes		13.00	6/1/2030	1,597,500	[b,c]	1,706,815
Semiconductors & Semiconductor Equipment - .1%
Wolfspeed, Inc., Sr. Unscd. Notes		1.75	5/1/2026	850,000		615,400
Total Bonds and Notes (cost $55,712,456)				56,480,261

Floating Rate Loan Interests - 86.6%
Advertising - 1.1%
CB Poly US Holdings, Inc., Initial Term Loan, (3 Months SOFR +5.50%)		10.83	5/21/2029	1,960,406	[e]	1,912,631
Dotdash Meredith, Inc., Term Loan B, (1 Month SOFR +4.10%)		9.44	12/1/2028	3,933,575	[e]	3,940,950
Neptune BidCo US, Inc., Term Loan B, (3 Months SOFR +5.10%)		10.40	4/11/2029	2,961,782	[e]	2,843,326
					8,696,907
Aerospace & Defense - 2.0%
Dynasty Acquisition I Co., 2024 Refinancing Term Loan B-1, (1 Month SOFR +3.50%)		8.75	8/24/2028	3,597,582	[e]	3,615,354
Ovation Parent, Inc., Initial Term Loan, (3 Months SOFR +3.50%)		8.83	4/21/2031	2,386,727	[e]	2,398,160

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Aerospace & Defense - 2.0% (continued)
Propulsion BC Newco LLC, Initial Term Loan, (3 Months SOFR +3.75%)		9.08	9/14/2029	2,672,653	[e]	2,684,346
Spirit AeroSystems, Inc., Initial Term Loan, (3 Months SOFR +4.50%)		9.75	1/15/2027	2,296,185	[e]	2,320,582
Standard Aero Ltd., 2024 Refinancing Term Loan B-2, (1 Month SOFR +3.50%)		8.75	8/24/2028	1,387,135	[e]	1,393,988
TransDigm, Inc., Tranche Term Loan J, (3 Months SOFR +2.50%)		7.84	2/28/2031	3,490,467	[e]	3,498,338
					15,910,768
Airlines - .6%
AAdvantage Loyalty LP, Initial Term Loan, (3 Months SOFR +5.01%)		10.29	4/20/2028	4,595,078	[e]	4,760,524
Automobiles & Components - 1.7%
Clarios Global LP, 2024 Term Loan B, (1 Month EURIBOR +3.00%)	EUR	6.59	7/16/2031	2,105,850	[e]	2,331,357
First Brands Group LLC, 2022 Incremental Term Loan, (3 Months SOFR +5.26%)		10.51	3/30/2027	5,959,292	[e]	5,899,699
IXS Holdings, Inc., Initial Term Loan, (1 Month SOFR +4.35%)		9.60	3/5/2027	184,522	[e]	180,101
IXS Holdings, Inc., Initial Term Loan, (1 Month SOFR +4.35%)		9.60	3/5/2027	2,728,263	[e]	2,662,894
Realtruck Group, Inc., Initial Term Loan, (1 Month SOFR +3.50%)		8.86	1/31/2028	1,937,392	[e]	1,916,333
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month SOFR +5.11%)		10.36	1/31/2028	857,850	[e]	853,561
					13,843,945
Banks - .7%
Ascensus Holdings, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.61%)		8.86	8/2/2028	3,389,939	[e]	3,404,058
Chrysaor Bidco Sarl, USD Delayed Term Loan, (1 Month TSFR +3.50%)		4.00	5/16/2031	168,713	[e,f]	169,504
Chrysaor Bidco Sarl, USD Term Loan B, (1 Month TSFR +3.50%)		4.00	5/16/2031	2,281,287	[e]	2,291,987
					5,865,549
Beverage Products - .5%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3 Months SOFR +4.00%)		9.33	3/31/2028	1,099,475	[e]	1,104,857
Triton Water Holdings, Inc., First Lien Initial Term Loan, (3 Months SOFR +3.51%)		8.85	3/31/2028	3,266,132	[e]	3,269,839
					4,374,696
Building Materials - 2.3%
Cornerstone Building Brands, Inc., New Term Loan B, (1 Month SOFR +3.35%)		8.69	4/12/2028	1,721,804	[e]	1,676,176
Cornerstone Building Brands, Inc., Term Loan, (1 Month SOFR +5.63%)		10.96	8/1/2028	2,075,181	[e]	2,094,895
Cornerstone Building Brands, Inc., Tranche Term Loan C, (1 Month SOFR +4.50%)		9.84	5/15/2031	1,250,000	[e]	1,235,938
Emrld Borrower LP, Second Amendment Incremental Term Loan, (3 Months SOFR +2.50%)		7.56	8/13/2031	4,000,000	[e]	4,004,660
MIWD Holdco II LLC, 2024 Incremental Term Loan, (1 Month SOFR +3.50%)		8.75	3/28/2031	3,161,597	[e]	3,180,931

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Building Materials - 2.3% (continued)
Oscar Acquisitionco LLC, Term Loan B, (3 Months SOFR +4.25%)		9.58	4/30/2029	2,024,726	[e]	2,011,444
Potters Borrower LP, 2024 Refinancing Term Loan, (3 Months SOFR +3.75%)		9.08	12/14/2027	1,982,112	[e]	1,997,385
Tamko Building Products, Inc., Refinancing Term Loan, (1 Month SOFR +3.25%)		8.56	9/20/2030	2,921,647	[e]	2,933,830
					19,135,259
Chemicals - 2.1%
A-AP Buyer, Inc., Term Loan B, (1 Month TSFR +3.25%)		3.25	8/1/2031	1,424,000	[e]	1,431,120
Chemours Co., Euro Tranche Term Loan B-3, (1 Month EURIBOR +4.00%)	EUR	7.60	8/18/2028	1,500,000	[e]	1,663,978
Derby Buyer LLC, 2024 Refinancing Term Loan, (1 Month SOFR +3.50%)		8.84	11/1/2030	2,279,204	[e]	2,286,862
Hexion Holdings Corp., First Lien Initial Term Loan, (3 Months SOFR +4.65%)		9.77	3/15/2029	2,856,335	[e]	2,848,937
Nouryon Finance BV, 2024 Euro Term Loan, (3 Months EURIBOR +3.50%)	EUR	7.22	4/3/2028	2,000,000	[e]	2,217,388
Nouryon USA LLC, Term Loan B, (3 Months SOFR +3.50%)		8.63	4/3/2028	1,058,027	[e]	1,063,978
Olympus Water US Holding Corp., Euro Term Loan B-5, (3 Months EURIBOR +3.75%)	EUR	7.46	6/23/2031	2,000,000	[e]	2,211,485
The Chemours Company, Tranche Term Loan B-3, (1 Month SOFR +3.50%)		8.75	8/18/2028	488,750	[e]	488,750
WR Grace Holdings LLC, Initial Term Loan, (1 Month SOFR +3.25%)		8.50	9/22/2028	3,021,756	[e]	3,035,354
					17,247,852
Commercial & Professional Services - 6.5%
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, (1 Month SOFR +2.75%)		8.00	8/14/2028	3,075,160	[e]	3,085,262
Albion Financing 3 Sarl, 2024 New Amended Euro Term Loan, (3 Months EURIBOR +4.25%)	EUR	7.96	8/2/2029	1,500,000	[e]	1,670,950
Albion Financing 3 Sarl, 2024 New Amended USD Term Loan, (3 Months SOFR +4.51%)		9.83	8/2/2029	2,762,708	[e]	2,785,721
Allied Universal Holdco, USD Term Loan, (1 Month SOFR +3.85%)		9.10	5/15/2028	2,000,000	[e]	1,990,500
American Auto Auction Group LLC, Tranche Term Loan B, (3 Months SOFR +5.15%)		10.48	12/30/2027	3,237,755	[e]	3,245,850
CHG Healthcare Services, Inc., 2024 Term Loan, (1 Month SOFR +3.61%)		8.86	9/29/2028	2,490,000	[e]	2,501,790
CHG Healthcare Services, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.36%)		8.61	9/29/2028	454,853	[e]	456,900
Division Holding Corp., Term Loan B, (1 Month SOFR +4.86%)		10.11	5/30/2028	2,916,014	[e]	2,919,659
Ensemble RCM LLC, Term Loan B, (3 Months SOFR +3.00%)		8.25	8/1/2029	2,390,664	[e]	2,400,537
Envalior Finance GmbH, Facility Euro Term Loan B-1, (3 Months EURIBOR +5.50%)	EUR	9.14	4/3/2030	1,500,000	[e]	1,606,541
Envalior Finance GmbH, USD Facility Term Loan B-1, (3 Months SOFR +5.50%)		10.75	4/3/2030	997,500	[e]	935,156
House of HR Group BV, Additional Facility Term Loan B-2, (1 Month EURIBOR +5.25%)	EUR	8.82	11/5/2029	1,500,000	[e]	1,645,664

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Commercial & Professional Services - 6.5% (continued)
Kingpin Intermediate Holdings, Amendment No. 8 Term Loan, (1 Month SOFR +3.50%)		8.75	2/8/2028	1,976,241	[e]	1,977,782
KUEHG Corp., Term Loan B, (3 Months SOFR +4.50%)		9.83	6/12/2030	3,132,432	[e]	3,151,571
Modulaire Group Holdings Ltd., Term Loan B, (3 Months EURIBOR +4.18%)	EUR	7.90	12/22/2028	1,500,000	[e]	1,638,750
OMNIA Partners LLC, Repriced Term Loan, (3 Months SOFR +3.25%)		8.53	7/25/2030	4,287,188	[e]	4,309,974
Prime Security Services Borrower LLC, 2024 Refinancing Term Loan B-1, (1 Month SOFR +2.25%)		7.60	10/15/2030	1,995,000	[e]	2,000,716
Prometric Holdings, Inc., Term Loan B, (1 Month SOFR +4.86%)		10.11	1/31/2028	2,295,481	[e]	2,309,839
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, (1 Month SOFR +4.36%)		9.61	7/10/2028	2,042,453	[e]	1,986,286
Spring Education Group, Inc., Initial Term Loan, (3 Months SOFR +4.00%)		9.33	10/4/2030	2,812,805	[e]	2,840,061
Vaco Holdings LLC, Initial Term Loan, (3 Months SOFR +5.15%)		10.48	1/22/2029	3,756,410	[e]	3,644,657
Wand NewCo 3, Inc., Initial Term Loan, (1 Month SOFR +3.25%)		8.50	1/30/2031	3,733,333	[e]	3,743,059
					52,847,225
Consumer Discretionary - 5.2%
AI Aqua Merger Sub, Inc., Initial Term Loan B, (1 Month SOFR +3.50%)		8.84	7/31/2028	3,716,818	[e]	3,725,422
Allwyn Entertainment Financing US LLC, Term Loan B, (3 Months SOFR +2.25%)		7.55	6/30/2031	3,000,000	[e]	3,013,140
Bally's Corp., Facility Term Loan B, (3 Months SOFR +3.51%)		8.79	10/2/2028	2,412,928	[e]	2,316,628
Dealer Tire Financial LLC, 2024 Term Loan B-4, (1 Month SOFR +3.50%)		8.75	7/2/2031	2,428,049	[e]	2,443,224
ECL Entertainment LLC, Term Loan B, (1 Month SOFR +4.00%)		9.25	8/30/2030	2,348,201	[e]	2,362,384
Fitness International LLC, Term Loan B, (1-3 Months SOFR +5.25%)		10.51	2/12/2029	2,361,529	[e]	2,358,577
GVC Holdings PLC, Facility Euro Term Loan B-4, (6 Months EURIBOR +3.25%)	EUR	6.92	6/30/2028	1,000,000	[e]	1,110,789
GVC Holdings PLC, Facility Term Loan B-3, (6 Months SOFR +2.75%)		8.01	10/31/2029	2,500,000	[e]	2,508,075
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month SOFR +4.36%)		9.61	4/26/2028	1,988,622	[e,f]	1,987,796
Motel One GmbH/Muenchen, Facility Term Loan B, (3 Months EURIBOR +4.50%)	EUR	8.21	4/2/2031	2,000,000	[e]	2,223,468
Ontario Gaming GTA LP, Term Loan B, (3 Months SOFR +4.25%)		9.58	8/1/2030	1,986,996	[e]	1,990,900
Recess Holdings, Inc., Initial Term Loan, (3 Months SOFR +4.50%)		9.75	2/20/2030	4,015,608	[e]	4,032,534
TAIT LLC, Term Loan B, (1 Month TSFR +4.50%)		4.50	8/14/2031	2,397,000	[e]	2,394,004
Tecta America Corp., 2023 Term Loan, (1 Month SOFR +4.25%)		9.61	4/10/2028	1,955,225	[e]	1,964,796
Tecta America Corp., First Lien Initial Term Loan, (1 Month SOFR +4.11%)		9.36	4/10/2028	1,624,929	[e]	1,632,883

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Consumer Discretionary - 5.2% (continued)
Verde Purchaser LLC, Initial Term Loan, (3 Months SOFR +4.50%)		9.83	12/2/2030	2,440,000	[e]	2,445,087
Windsor Holdings III LLC, 2024 Term Loan B, (1 Month SOFR +4.00%)		9.31	8/1/2030	3,843,089	[e]	3,868,914
					42,378,621
Consumer Durables & Apparel - .2%
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month SOFR +5.10%)		10.44	3/13/2028	1,937,010	[e]	1,932,167
Consumer Staples - .4%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Months SOFR +3.50%)		8.57	2/26/2029	3,177,260	[e]	3,167,331
Diversified Financials - 3.2%
AAL Delaware Holdco, Inc., Initial Term Loan, (1 Month SOFR +3.50%)		8.75	7/30/2031	1,792,000	[e]	1,801,802
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month SOFR +5.00%)		10.25	3/12/2029	4,324,408	[e]	4,361,577
Edelman Financial Center LLC, 2024 Refinancing Term Loan, (1 Month SOFR +5.25%)		10.50	10/6/2028	2,083,000	[e]	2,080,917
Edelman Financial Center LLC, Term Loan B, (1 Month SOFR +3.25%)		8.50	4/7/2028	1,505,924	[e]	1,509,342
Hudson River Trading LLC, Term Loan, (3 Months SOFR +3.26%)		8.32	3/20/2028	1,810,163	[e]	1,810,914
Jane Street Group LLC, 2021 Term Loan, (1 Month SOFR +2.61%)		7.86	1/26/2028	3,442,761	[e]	3,449,646
Mermaid Bidco, Inc., Euro Facility Term Loan B, (3 Months EURIBOR +3.75%)	EUR	7.39	7/2/2031	1,500,000	[e]	1,663,282
Nexus Buyer LLC, Refinancing Term Loan, (1 Month SOFR +4.00%)		9.25	7/18/2031	3,483,259	[e]	3,459,677
Osaic Holdings, Inc., Term Loan B-3, (1 Month TSFR +4.00%)		9.34	8/16/2028	2,859,000	[e]	2,839,016
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, (3 Months SOFR +5.00%)		10.25	6/1/2027	1,344,566	[c,e]	1,188,738
VFH Parent LLC, Term Loan B-1, (1 Month SOFR +2.75%)		8.00	6/23/2031	2,000,000	[e]	2,005,000
					26,169,911
Electronic Components - .4%
Roper Industrial Products Investment Co., Tranche Dollar Term Loan C, (3 Months SOFR +3.25%)		8.58	11/23/2029	3,188,042	[e]	3,199,997
Energy - 3.9%
CPV Fairview LLC, Advance Term Loan B, (1 Month SOFR +3.50%)		8.75	8/8/2031	1,496,000	[e]	1,508,469
CPV Shore Holdings LLC, Advance Term Loan B, (3 Months SOFR +4.01%)		9.35	12/29/2025	2,461,000	[e]	2,451,008
Freeport LNG Investments LLLP, Initial Term Loan B, (3 Months SOFR +3.76%)		9.04	12/21/2028	2,572,340	[e]	2,559,645
Freeport LNG Investments LLLP, Term Loan, (3 Months SOFR +3.26%)		8.54	11/16/2026	741,689	[e]	740,566
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3 Months SOFR +2.50%)		7.82	10/4/2030	2,381,404	[e]	2,393,311
NGL Energy Operating LLC, Intial Term Loan, (1 Month SOFR +3.75%)		9.00	2/3/2031	2,278,290	[e]	2,277,675

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Energy - 3.9% (continued)
NGP XI Midstream Holdings LLC, Initial Term Loan, (2 Months SOFR +4.00%)		9.28	7/25/2031	3,684,000	[e]	3,688,605
Oregon Clean Energy LLC, Term Loan B, (3 Months SOFR +4.00%)		9.30	7/12/2030	1,610,000	[e]	1,619,435
Oryx Midstream Services LLC, 2024 Refinancing Term Loan, (1 Month SOFR +3.11%)		8.44	10/5/2028	2,443,701	[e]	2,454,771
Traverse Midstream Partners LLC, Term Loan B, (3 Months SOFR +3.50%)		8.75	2/16/2028	3,934,635	[e]	3,952,675
UGI Energy Services LLC, Refinancing Term Loan, (1 Month SOFR +2.50%)		7.75	2/22/2030	1,973,536	[e]	1,978,470
WaterBridge Midstream Operating LLC, Term Loan B, (3 Months SOFR +4.75%)		10.09	6/27/2029	2,919,636	[e]	2,907,957
WaterBridge NDB Operating LLC, Initial Term Loan, (3 Months SOFR +4.50%)		9.60	5/10/2029	3,086,957	[e]	3,096,603
					31,629,190
Environmental Control - .4%
Geosyntec Consultants, Inc., Initial Term Loan, (1 Month SOFR +3.75%)		9.00	7/24/2031	1,627,000	[e]	1,627,000
Win Waste Innovations Holdings, Inc., Initial Term Loan, (1 Month SOFR +2.75%)		8.11	3/27/2028	1,984,884	[e]	1,864,005
					3,491,005
Financials - .3%
Jump Financial LLC, Term Loan, (3 Months SOFR +4.76%)		10.10	8/7/2028	2,085,498	[e]	2,080,284
Food Products - 2.0%
Biscuit Holding SASU, Facility Term Loan B, (6 Months EURIBOR +4.00%)	EUR	7.86	2/14/2027	1,500,000	[e]	1,562,328
Chobani LLC, 2023 Additional Term Loan, (1 Month SOFR +3.75%)		9.09	10/25/2027	2,787,064	[e]	2,802,045
Fiesta Purchaser, Inc., Initial Term Loan, (1 Month SOFR +4.00%)		9.25	2/12/2031	2,033,889	[e]	2,048,452
Froneri Lux FinCo Sarl, Facility Term Loan B-1, (6 Months EURIBOR +2.13%)	EUR	5.72	2/1/2027	2,000,000	[e]	2,206,887
Froneri US, Inc., Facility Term Loan B-2, (1 Month SOFR +2.35%)		7.60	2/1/2027	1,492,208	[e]	1,496,371
Max US Bidco, Inc., Initial Term Loan, (1 Month SOFR +5.00%)		10.25	10/2/2030	4,129,650	[e]	3,888,024
Platform Bidco Ltd., Facility Term Loan B, (6 Months EURIBOR +4.00%)	EUR	7.86	9/23/2028	2,000,000	[e]	2,186,315
					16,190,422
Food Service - .2%
PAX Holdco Spain SL, Term Loan B, (6 Months EURIBOR +5.00%)	EUR	8.74	12/31/2029	1,500,000	[e]	1,656,143
Health Care - 9.2%
AI Sirona Luxembourg Acquisition Sarl, Facility Euro Term Loan B-3, (1 Month EURIBOR +4.00%)	EUR	7.59	9/29/2028	2,000,000	[e]	2,226,751
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (3 Months SOFR +7.65%)		12.98	6/30/2025	993,194	[e]	895,737
Amneal Pharmaceuticals LLC, Term Loan, (1 Month SOFR +5.50%)		10.75	5/4/2028	3,213,660	[e]	3,273,917
Auris Luxembourg III SA, Facility Term Loan B-4, (6 Months SOFR +4.68%)		9.56	2/8/2029	2,399,560	[e]	2,416,812

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Health Care - 9.2% (continued)
Bella Holding Co. LLC, First Lien Initial Term Loan, (1 Month TSFR +3.75%)		9.19	5/10/2028	1,894,000	[e]	1,899,625
Catalent Pharma Solution, Inc., Dollar Term Loan B-4, (1 Month SOFR +3.00%)		8.31	2/22/2028	1,995,000	[e]	2,002,481
eResearchTechnology, Inc., Tranche Term Loan B-1, (1 Month SOFR +4.00%)		9.25	2/4/2027	3,569,209	[e]	3,593,497
Financiere Mendel SASU, Additional USD Facility Term Loan 1, (3 Months SOFR +3.25%)		8.35	11/13/2030	2,493,750	[e]	2,502,328
Gainwell Acquisition Corp., Term Loan B, (3 Months SOFR +4.10%)		9.43	10/1/2027	3,755,306	[e]	3,426,717
GHX Ultimate Parent Corp., Initial Term Loan, (3 Months SOFR +4.00%)		9.13	6/30/2027	1,960,250	[e]	1,974,344
Global Medical Response, Inc., 2024 Extended Term Loan, (1 Month TSFR +5.00%)		10.85	10/2/2028	3,186,440	[c,e]	3,174,236
IVC Acquisition Ltd., Facility Term Loan B-8, (6 Months EURIBOR +5.00%)	EUR	8.80	12/6/2028	1,500,000	[e]	1,664,127
LifePoint Health, Inc., 2024 Incremental Term Loan, (1 Month SOFR +4.00%)		9.34	5/14/2031	1,680,000	[e]	1,687,619
LifePoint Health, Inc., 2024 Repricing Term Loan B, (3 Months SOFR +4.75%)		10.05	11/16/2028	3,890,250	[e]	3,909,468
Medline Borrower LP, Initial Euro Term Loan, (1 Month EURIBOR +2.25%)	EUR	5.84	10/23/2028	2,000,000	[e]	2,219,787
Medline Borrower LP, Term Loan B, (1 Month SOFR +2.75%)		8.00	10/23/2028	2,364,362	[e]	2,372,909
Midwest Physician Adminstrative Services LLC, First Lien Term Loan, (3 Months SOFR +3.51%)		8.85	3/13/2028	2,417,308	[e]	2,128,440
Nidda Healthcare Holding, Euro Term Loan, (1 Month EURIBOR +3.50%)	EUR	7.10	8/21/2026	1,500,000	[e]	1,657,321
One Call Corp., First Lien Term Loan B, (3 Months SOFR +5.76%)		11.05	4/22/2027	2,320,000	[e]	2,259,100
Onex TSG Intermediate Corp., Initial Term Loan, (3 Months SOFR +5.01%)		10.35	2/28/2028	1,317,866	[e]	1,318,070
Packaging Coordinators Midco, Inc., 2024 Replacement Term Loan, (3 Months SOFR +3.25%)		8.58	11/30/2027	3,469,342	[e]	3,481,641
Radiology Partners, Inc., Term Loan C, (3 Months SOFR +3.76%)		8.88	1/31/2029	1,827,097	[c,e]	1,746,595
Resonetics LLC, Term Loan B, (1 Month SOFR +3.75%)		9.09	6/18/2031	2,535,000	[e]	2,545,140
Sharp Services LLC, Tranche Term Loan C , (3 Months SOFR +3.75%)		9.08	12/29/2028	2,429,342	[e]	2,435,416
Sirona BidCo SASU, Facility Term Loan B, (3 Months EURIBOR +4.50%)	EUR	8.22	12/18/2028	2,000,000	[e]	2,007,406
Sotera Health Holdings LLC, 2024 Refinancing Term Loan, (1 Month SOFR +3.25%)		8.50	5/30/2031	3,300,000	[e]	3,302,062
Surgery Center Holdings, Inc., 2024 Refinancing Term Loan, (1 Month SOFR +2.75%)		8.06	12/19/2030	3,743,766	[e]	3,756,008
Team Health Holdings, Inc., Extended Term Loan, (1-3 Months SOFR +5.25%)		10.50	3/2/2027	2,866,000	[e]	2,742,848

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Health Care - 9.2% (continued)
US Anesthesia Partners, Inc., Initial Term Loan, (1 Month SOFR +4.36%)		9.71	10/2/2028	3,480,415	[e]	3,418,777
WCG Intermediate Corp., Term Loan, (1 Month TSFR +3.50%)		8.75	1/8/2027	3,246,205	[e]	3,257,031
					75,296,210
Industrial - 5.5%
Arcosa, Inc., Term Loan B, (1 Month TSFR +2.25%)		2.50	8/15/2031	2,000,000	[e]	2,010,000
Artera Services LLC, Tranche Term Loan C, (3 Months SOFR +4.50%)		9.83	2/10/2031	1,950,944	[e]	1,937,229
CPM Holdings, Inc., Initial Term Loan, (1 Month SOFR +4.50%)		9.84	9/28/2028	2,157,202	[e]	2,083,717
Dellner Couplers Group AB, Facility Term Loan B-3, (3 Months EURIBOR +5.50%)	EUR	5.50	6/18/2029	1,500,000	[e]	1,656,027
DXP Enterprises, Inc., Initial Term Loan, (3 Months SOFR +4.85%)		10.16	10/7/2030	3,072,024	[e]	3,093,774
Emerald Expo Holdings, Inc., Refinancing Term Loan, (1 Month SOFR +5.10%)		10.35	5/22/2026	2,932,783	[e]	2,952,023
First Eagle Holdings, Inc., Tranche Term Loan B-2, (3 Months SOFR +3.00%)		8.33	3/5/2029	3,554,504	[e]	3,526,956
Innio Group Holding GmbH, Amended Euro Facility Term Loan B, (3 Months EURIBOR +3.75%)	EUR	7.41	11/6/2028	1,734,630	[e]	1,928,648
LSF12 Badger Bidco LLC, Initial Term Loan, (1 Month SOFR +6.00%)		11.25	7/10/2030	1,868,964	[e]	1,840,929
Michael Baker International LLC, Term Loan B, (1 Month SOFR +4.75%)		10.00	12/1/2028	2,789,500	[e]	2,806,934
Revere Power LLC, Term Loan B, (3 Months SOFR +4.40%)		9.73	3/30/2026	2,237,049	[e]	2,231,457
Revere Power LLC, Term Loan C, (3 Months SOFR +4.40%)		9.73	3/30/2026	196,309	[e]	195,818
STS Operating, Inc., First Refinancing Term Loan, (1 Month SOFR +4.10%)		9.35	3/25/2031	3,139,405	[e]	3,128,935
Swissport Stratosphere USA LLC, USD Facility Term Loan B, (3 Months SOFR +4.25%)		9.57	3/31/2031	3,445,714	[e]	3,462,943
Titan Acquisition Ltd., Amendment No. 5 Refinancing Term Loan, (3 Months SOFR +5.00%)		10.33	2/15/2029	2,388,822	[e]	2,378,037
TK Elevator Midco GmbH, Repriced Euro Term Loan, (6 Months EURIBOR +3.63%)	EUR	7.22	7/30/2027	1,500,000	[e]	1,663,845
Touchdown Acquirer, Inc., Term Loan B, (1 Month SOFR +3.25%)		8.56	2/21/2031	3,125,000	[e]	3,129,891
TRC Cos. LLC, Term Loan, (1 Month SOFR +3.86%)		9.11	12/11/2028	2,583,241	[e]	2,590,668
Victory Buyer LLC, Initial Term Loan, (1 Month SOFR +3.86%)		9.14	11/20/2028	2,738,033	[e]	2,639,916
					45,257,747
Information Technology - 10.5%
AI Silk Midco Ltd., Facility Term Loan B, (3 Months EURIBOR +5.00%)	EUR	8.79	3/24/2031	1,500,000	[e]	1,651,468
Applied Systems, Inc., Tranche Term Loan B-1, (1 Month SOFR +3.00%)		8.29	2/24/2031	3,173,575	[e]	3,191,823
AthenaHealth Group, Inc., Initial Term Loan, (1 Month SOFR +3.25%)		8.50	2/15/2029	6,357,558	[e]	6,328,059

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Information Technology - 10.5% (continued)
Azalea Topco, Inc., Initial Term Loan, (1 Month SOFR +3.50%)		8.75	4/24/2031	3,341,000	[e]	3,336,824
Cloud Software Group, Inc., Term Loan B, (3 Months SOFR +4.00%)		9.33	3/29/2029	5,246,122	[e]	5,251,159
ConnectWise LLC, Initial Term Loan, (3 Months SOFR +3.76%)		9.10	9/29/2028	3,722,409	[e]	3,732,311
Cotiviti, Inc., Initial Floating Rate Term Loan, (1 Month SOFR +3.25%)		8.59	4/30/2031	2,402,575	[e]	2,407,080
Dedalus Finance GmbH, Additional Term Loan B-2, (6 Months EURIBOR +3.75%)	EUR	7.37	7/17/2027	2,000,000	[e]	2,168,662
Ellucian Holdings, Inc., 2024 Term Loan B, (1 Month SOFR +3.60%)		8.85	10/29/2029	3,469,554	[e]	3,483,120
Epicor Software Corp., 2024 Delayed Draw Term Loan, (1 Month SOFR +2.25%)		4.00	5/30/2031	210,016	[e,f]	211,097
Epicor Software Corp., Term Loan, (1 Month SOFR +3.25%)		8.50	5/30/2031	1,789,984	[e]	1,799,193
Genesys Cloud Services Holdings II LLC, 2024 Incremental No. 2 Dollar Term Loan, (1 Month SOFR +3.50%)		8.75	12/1/2027	3,194,362	[e]	3,211,883
Genesys Cloud Services, Inc., 2024 Incremental Dollar Term Loan, (1 Month SOFR +3.86%)		9.11	12/1/2027	1,286,044	[e]	1,294,403
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (1 Month SOFR +4.10%)		9.35	11/30/2026	3,116,897	[e]	2,883,769
Idera, Inc., 2024 Term Loan B-2, (3 Months SOFR +3.50%)		8.75	3/2/2028	3,805,954	[e]	3,788,751
Instructure Holdings, Inc., Initial Term Loan, (3 Months SOFR +3.01%)		8.07	10/30/2028	2,984,733	[e]	2,997,164
Isolved, Inc., Term Loan B-1, (1 Month SOFR +3.50%)		8.75	10/15/2030	2,725,170	[e]	2,742,202
Mitchell International, Inc., Initial Term Loan, (1 Month SOFR +3.25%)		8.50	6/17/2031	2,500,000	[e]	2,481,487
Mitchell International, Inc., Second Lien Term Loan, (1 Month SOFR +5.25%)		10.50	6/17/2032	1,375,000	[e]	1,359,820
Polaris Newco LLC, First Lien Euro Term Loan, (3 Months EURIBOR +4.00%)	EUR	7.72	6/5/2028	3,000,000	[e]	3,237,457
Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan, (3 Months SOFR +3.75%)		9.00	10/28/2030	3,349,938	[e]	3,370,875
Project Boost Purchaser LLC, First Lien Intial Term Loan, (3 Months SOFR +3.50%)		8.79	7/16/2031	3,968,964	[e]	3,984,602
Quartz Acquireco LLC, Term Loan B-1, (3 Months SOFR +2.75%)		8.08	6/28/2030	2,659,159	[e]	2,667,056
Renaissance Holdings Corp., Covenant Lite First Lien Term Loan, (1 Month SOFR +4.25%)		9.50	4/30/2030	2,481,281	[e]	2,484,656
SolarWinds Holdings, Inc., 2024-B Refinancing Term Loan, (1 Month SOFR +2.75%)		8.00	2/5/2030	3,392,198	[e]	3,403,647
UKG, Inc., Term Loan B, (3 Months SOFR +3.25%)		8.55	2/10/2031	5,230,647	[e]	5,248,745
VS Buyer LLC, 2024 Refinancing Initial Term Loan, (1 Month SOFR +3.25%)		8.59	4/14/2031	2,824,000	[e]	2,833,418

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Information Technology - 10.5% (continued)
Waystar Technologies, Inc., Term Loan B, (1 Month SOFR +2.75%)		8.00	10/22/2029	1,133,515	[e]	1,139,189
West Technology Group LLC, Term Loan B-3, (3 Months SOFR +4.25%)		9.50	4/12/2027	3,043,282	[e]	2,899,213
					85,589,133
Insurance - 5.3%
Acrisure LLC, 2024 Refinancing Term Loan, (3 Months SOFR +3.25%)		8.59	11/6/2030	5,596,770	[e]	5,570,773
Alliant Holdings Intermediate LLC, New Term Loan B-6, (1 Month SOFR +3.50%)		8.81	11/6/2030	3,200,712	[e]	3,214,187
Amynta Agency Borrower, Inc., 2024 Refinancing Term Loan, (1-3 Months SOFR +3.75%)		9.00	2/28/2028	3,249,586	[e]	3,257,418
Ardonagh Group Ltd., Syndicated Euro Facility Term Loan B, (1 Month EURIBOR +4.25%)	EUR	4.25	3/7/2031	2,000,000	[e]	2,210,800
AssuredPartners, Inc., 2024 Term Loan, (1 Month SOFR +3.50%)		8.75	2/14/2031	4,488,750	[e]	4,501,947
Asurion LLC, New Term Loan B-4, (1 Month SOFR +5.36%)		10.61	1/22/2029	1,743,698	[e]	1,617,280
Asurion LLC, New Term Loan B-8, (1 Month SOFR +3.36%)		8.61	12/23/2026	8,286,946	[e]	8,260,137
Asurion LLC, Second Lien Term Loan B-3, (1 Month SOFR +5.36%)		10.61	2/3/2028	697,585	[e]	658,364
BroadStreet Partners, Inc., 2024 Term Loan B, (1 Month SOFR +3.25%)		8.50	6/16/2031	2,400,000	[e]	2,402,196
OneDigital Borrower LLC, First Lien Term Loan, (1 Month SOFR +3.25%)		8.50	7/2/2031	3,859,000	[e]	3,849,352
OneDigital Borrower LLC, Second Lien Initial Term Loan, (1 Month SOFR +5.25%)		10.50	7/2/2032	1,779,000	[e]	1,769,358
Sedgwick Claims Management Services, Inc., 2024 Term Loan, (3 Months SOFR +3.00%)		8.25	7/31/2031	3,134,189	[e]	3,142,024
TIH Insurance Holdings LLC, Initial Term Loan, (3 Months SOFR +3.25%)		8.58	5/6/2031	2,683,333	[e]	2,690,323
					43,144,159
Internet Software & Services - 4.6%
Arches Buyer, Inc., Refinancing Term Loan, (1 Month SOFR +3.35%)		8.60	12/6/2027	1,428,946	[e]	1,382,956
Buzz Finco LLC, Initial Term Loan, (1 Month TSFR +2.75%)		8.19	1/29/2027	2,000,000	[e]	1,991,260
Cablevision Lightpath LLC, Initial Term Loan, (1 Month SOFR +3.36%)		8.70	12/1/2027	1,291,475	[e]	1,287,439
CMI Marketing, Inc., Term Loan B, (1 Month SOFR +4.36%)		9.61	3/23/2028	2,750,000	[e]	2,719,929
CNT Holdings I Corp., First Lien Initial Term Loan, (3 Months SOFR +3.50%)		8.75	11/8/2027	3,470,651	[e]	3,484,863
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Months SOFR +5.00%)		10.10	12/12/2029	1,759,990	[e]	1,767,329
Endure Digital, Inc., Initial Term Loan, (1 Month SOFR +3.61%)		8.96	2/10/2028	2,855,592	[e]	2,561,623
ION Trading Finance Ltd., Initial Euro Term Loan, (3 Months EURIBOR +4.25%)	EUR	7.97	4/3/2028	1,978,228	[e]	2,098,663
MH Sub I LLC, 2023 May New Term Loan, (1 Month SOFR +4.25%)		9.50	5/3/2028	4,866,064	[e]	4,859,714

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Internet Software & Services - 4.6% (continued)
MH Sub I LLC, Second Lien Term Loan, (3 Months SOFR +6.25%)		11.50	2/23/2029	1,670,000	[e]	1,647,213
Proofpoint, Inc., 2024 Refinancing Term Loan, (1 Month SOFR +3.00%)		8.25	8/31/2028	4,564,722	[e]	4,574,308
StubHub Holdco Sub LLC, Extended EUR Term Loan B, (1 Month EURIBOR +5.00%)	EUR	8.59	3/15/2030	1,000,000	[e]	1,104,295
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month SOFR +4.75%)		10.00	3/15/2030	3,820,988	[e]	3,817,816
Weddingwire, Inc., Term Loan, (1 Month SOFR +4.50%)		9.84	1/31/2028	4,141,055	[e]	4,156,584
					37,453,992
Materials - 3.5%
Anchor Packaging LLC, Amendment No. 4 Term Loan, (1 Month SOFR +3.75%)		9.00	4/17/2029	2,926,351	[e]	2,940,983
Berlin Packaging LLC, 2024 Replacement Term Loan, (1-3 Months SOFR +3.75%)		9.09	5/12/2031	2,990,027	[e]	2,992,838
Charter Next Generation, Inc., Term Loan, (1 Month SOFR +3.25%)		8.50	12/1/2027	3,130,772	[e]	3,142,027
Clydesdale Acquisition Holdings, Inc., Facility Term Loan B, (1 Month TSFR +3.75%)		9.12	4/13/2029	3,509,770	[e]	3,509,595
Crosby US Acquisition Corp., Amendment No. 3 Replacement Term Loan, (1 Month SOFR +4.00%)		9.25	8/16/2029	1,930,300	[e]	1,941,766
LABL, Inc., Initial Dollar Term Loan, (1 Month SOFR +5.10%)		10.35	10/30/2028	2,748,884	[e]	2,646,666
LABL, Inc., Initial Euro Term Loan, (1 Month EURIBOR +5.00%)	EUR	8.59	10/30/2028	1,488,550	[e]	1,545,893
Mauser Packaging Solutions Holding Co., Initial Term Loan, (1 Month SOFR +3.50%)		8.84	4/16/2027	1,553,469	[e]	1,560,545
Pregis TopCo LLC, First Lien Initial Term Loan, (1 Month SOFR +4.00%)		9.25	7/31/2026	2,586,458	[e]	2,595,757
Proampac PG Borrower LLC, 2024 Term Loan B, (3 Months SOFR +4.00%)		9.30	9/15/2028	3,417,133	[e]	3,432,800
SupplyOne, Inc., Term Loan B, (1 Month SOFR +4.25%)		9.50	4/21/2031	1,960,088	[e]	1,979,855
					28,288,725
Media - .7%
CSC Holdings LLC, 2019 September Term Loan, (1 Month EURIBOR +2.50%)		7.95	4/15/2027	2,975,352	[e]	2,515,660
DIRECTV Financing LLC, Closing Date Term Loan, (1 Month SOFR +5.11%)		10.36	8/2/2027	3,462,111	[e]	3,487,090
					6,002,750
Metals & Mining - .4%
Arsenal Aic Parent LLC, 2024 Term Loan B, (1 Month SOFR +3.25%)		8.56	8/18/2030	3,488,681	[e]	3,501,223
Real Estate - 1.3%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month SOFR +3.61%)		8.86	6/2/2028	5,698,001	[e]	5,644,126
Emeria SASU, Facility Term Loan B, (3 Months EURIBOR +3.50%)	EUR	7.19	3/27/2028	1,500,000	[e]	1,457,229

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Real Estate - 1.3% (continued)
Forest City Enterprises LP, Term Loan B, (1 Month SOFR +3.61%)		8.87	12/8/2025	1,732,182	[e]	1,665,371
Greystar Real Estate Partners LLC, Term Loan B-2, (1 Month SOFR +2.75%)		8.06	8/21/2030	2,141,253	[e]	2,149,283
					10,916,009
Retailing - 2.4%
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (1-3 Months SOFR +4.00%)		9.25	1/29/2031	3,078,787	[e]	2,990,796
Gulfside Supply, Inc., Initial Term Loan, (3 Months SOFR +3.00%)		8.29	6/17/2031	2,549,000	[e]	2,553,779
Lakeshore Learning Materials LLC, Initial Term Loan, (1 Month SOFR +3.50%)		8.86	10/2/2028	1,851,515	[e]	1,855,181
Peer Holding III BV, Facility Term Loan B-4, (3 Months SOFR +3.25%)		8.58	10/28/2030	1,995,000	[e]	2,004,985
Peer Holding III BV, Facility Term Loan B-5, (3 Months SOFR +3.00%)		8.33	6/26/2031	3,000,000	[e]	3,013,755
RH, Initial Term Loan, (1 Month SOFR +2.61%)		7.86	10/20/2028	2,128,968	[e]	1,968,635
Staples, Inc., Closing Date Term Loan, (3 Months SOFR +5.75%)		11.08	9/10/2029	2,620,800	[e]	2,395,844
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month SOFR +3.25%)		8.50	10/31/2029	2,594,000	[e]	2,582,042
					19,365,017
Semiconductors & Semiconductor Equipment - .7%
MKS Instruments, Inc., 2024-1 Dollar Term Loan B, (1 Month SOFR +2.25%)		7.56	8/17/2029	3,883,534	[e]	3,899,554
TIC Bidco Ltd., Covenant Lite Euro Delayed Term Loan, (3 Months EURIBOR +4.25%)	GBP	7.96	6/16/2031	169,014	[e,f,g]	220,978
TIC Bidco Ltd., Term Loan, (3 Months EURIBOR +4.25%)	EUR	7.96	6/16/2031	1,330,986	[e]	1,478,937
					5,599,469
Technology Hardware & Equipment - 1.6%
Atlas CC Acquisition Corp., First Lien Term Loan C, (3 Months SOFR +4.51%)		9.57	5/25/2028	44	[e]	34
Indy US Holdco LLC, Ninth Amended Dollar Term Loan, (1 Month SOFR +4.75%)		10.00	3/6/2028	4,646,191	[e]	4,631,695
Mcafee Corp., Tranche Term Loan B-1, (1 Month SOFR +3.25%)		8.59	3/1/2029	1,890,569	[e]	1,887,904
Perforce Software, Inc., Term Loan, (1 Month SOFR +3.85%)		9.10	7/1/2026	3,373,337	[e]	3,372,645
Vericast Corp., 2024 Extended Term Loan, (2 Months SOFR +7.75%)		13.03	6/15/2030	918,242	[e]	898,729
Virtusa Corp., Term Loan B-2, (1 Month SOFR +3.25%)		8.50	6/21/2029	2,470,835	[e]	2,475,085
					13,266,092
Telecommunication Services - 3.2%
Altice Financing SA, 2022 Dollar Term Loan, (3 Months SOFR +5.00%)		10.30	10/29/2027	795,960	[e]	715,122
Altice France SA, USD Term Loan B-14, (3 Months SOFR +5.50%)		10.80	8/31/2028	3,245,852	[e]	2,477,672
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Months SOFR +4.00%)		9.33	12/17/2027	3,653,136	[e]	3,664,552
Consolidated Communications, Inc., Term Loan B-1, (1 Month SOFR +3.61%)		8.86	10/4/2027	3,523,000	[e]	3,384,546

Statement of Investments (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 86.6% (continued)
Telecommunication Services - 3.2% (continued)
Crown Subsea Communications Holding, Inc., 2024 Term Loan, (3 Months SOFR +4.00%)		9.25	1/30/2031	2,253,080	[e]	2,272,085
Frontier Communications Holdings LLC, Term Loan B, (6 Months SOFR +3.50%)		8.76	7/1/2031	2,000,000	[e]	2,005,000
Level 3 Financing, Inc., Term Loan B-1, (1 Month SOFR +6.56%)		11.84	4/16/2029	2,728,000	[e]	2,752,443
Lumen Technologies, Inc., Term Loan B-1, (1 Month SOFR +2.46%)		7.74	4/16/2029	1,210,360	[e]	981,650
Lumen Technologies, Inc., Term Loan B-2, (1 Month SOFR +2.46%)		7.74	4/15/2030	1,210,360	[e]	956,838
Telesat LLC, Term Loan B-5, (3 Months SOFR +3.01%)		8.07	12/7/2026	1,650,000	[e]	795,094
WP/AP Telecom Holdings, Facility Term Loan B, (3 Months EURIBOR +3.90%)	EUR	7.62	3/29/2029	2,000,000	[e]	2,221,976
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month SOFR +3.00%)		8.36	3/9/2027	3,842,660	[e]	3,557,457
					25,784,435
Transportation - .3%
PODS LLC, Term Loan, (3 Months SOFR +3.26%)		8.51	3/31/2028	2,761,135	[e]	2,573,033
Utilities - 3.7%
Calpine Corp., Term Loan, (1 Month SOFR +2.00%)		7.25	1/31/2031	2,492,500	[e]	2,493,011
Compass Power Generation, Tranche Term Loan B-2, (1 Month SOFR +4.36%)		9.61	4/16/2029	3,048,232	[e]	3,077,190
Eastern Power LLC, Term Loan B, (1 Month SOFR +5.25%)		10.50	4/3/2028	3,919,296	[e]	3,930,133
Edgewater Generation LLC, Refinancing Term Loan, (1 Month SOFR +4.25%)		9.50	7/26/2030	1,842,500	[e]	1,861,303
Generation Bridge Northeast LLC, Term Loan B, (1 Month SOFR +3.50%)		8.75	8/22/2029	2,606,265	[e]	2,631,246
Hamilton Projects Acquiror LLC, First Lien Term Loan, (1 Month SOFR +3.75%)		9.00	5/30/2031	2,776,000	[e]	2,802,511
Invenergy Thermal Operating I LLC, Term Loan B, (1 Month SOFR +4.25%)		9.58	8/14/2029	1,603,896	[e]	1,623,945
Invenergy Thermal Operating I LLC, Term Loan C, (1 Month TSFR +4.25%)		9.70	8/14/2029	140,816	[e]	142,576
Lightning Power LLC, Initial Term Loan B, (3 Months SOFR +3.25%)		8.35	8/18/2031	1,594,000	[e]	1,601,476
Nautilus Power LLC, Term Loan B, (3 Months TSFR +4.25%)		7.25	11/16/2026	2,420,000	[e]	2,409,412
Potomac Energy Center LLC, Advance Term Loan, (3 Months SOFR +6.26%)		11.60	9/30/2026	2,742,074	[e]	2,738,647
South Field Energy LLC, Term Loan B, (1 Month TSFR +3.75%)		3.75	8/15/2031	1,884,422	[e]	1,889,133
South Field Energy LLC, Term Loan C, (1 Month TSFR +3.75%)		3.75	8/15/2031	115,578	[e]	115,867
Vistra Zero Operating Co. LLC, Initial Term Loan, (1 Month SOFR +2.75%)		8.00	4/30/2031	2,532,400	[e]	2,549,342
					29,865,792
Total Floating Rate Loan Interests (cost $698,553,941)				706,481,582

Description		Shares		Value ($)
Exchange-Traded Funds - 2.2%
Registered Investment Companies - 2.2%
Direxion Daily 20 Year Plus Treasury Bull 3x Shares		3,150		175,046
Invesco Senior Loan ETF		71,450	[d]	1,505,451
iShares 10+ Year Investment Grade Corporate Bond ETF		9,750		510,705
iShares 1-5 Year Investment Grade Corporate Bond ETF		63,510		3,323,478
iShares 3-7 Year Treasury Bond ETF		2,150		255,248
iShares 5-10 Year Investment Grade Corporate Bond ETF		66,900	[d]	3,549,714
iShares 7-10 Year Treasury Bond ETF		4,240		411,577
iShares iBoxx High Yield Corporate Bond ETF		19,480	[d]	1,545,543
iShares iBoxx Investment Grade Corporate Bond ETF		30,790	[d]	3,424,156
SPDR Blackstone Senior Loan ETF		36,220		1,515,807
SPDR Bloomberg High Yield Bond ETF		15,930	[d]	1,542,343
Total Exchange-Traded Funds (cost $17,320,245)		17,759,068
	1-Day Yield (%)
Investment Companies - 4.9%
Registered Investment Companies - 4.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $39,657,162)	5.40	39,657,162	[h]	39,657,162

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,009,867)	5.40	10,009,867	[h]	10,009,867
Total Investments (cost $821,253,671)		101.8%	830,387,940
Liabilities, Less Cash and Receivables		(1.8%)	(15,058,248)
Net Assets		100.0%	815,329,692

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

SOFR—Secured Overnight Financing Rate

SPDR—Standard & Poor's Depository Receipt

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities were valued at $55,864,861 or 6.85% of net assets.

c Payment-in-kind security and interest may be paid in additional par.

d Security, or portion thereof, on loan. At August 31, 2024, the value of the fund’s securities on loan was $15,387,359 and the value of the collateral was $15,859,261, consisting of cash collateral of $10,009,867 and U.S. Government & Agency securities valued at $5,849,394. In addition, the value of collateral may include pending sales that are also on loan.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

g Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of August 31, 2024.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

Statement of Investments (continued)

Affiliated Issuers
Description	Value ($) 8/31/2023	Purchases ($)†	Sales ($)	Value ($) 8/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - 4.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 4.9%	48,534,112	474,044,641	(482,921,591)	39,657,162	2,893,268
Investment of Cash Collateral for Securities Loaned - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.2%	10,808,894	169,739,457	(170,538,484)	10,009,867	110,771	††
Total - 6.1%	59,343,006	643,784,098	(653,460,075)	49,667,029	3,004,039

† Includes reinvested dividends/distributions.

†† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
Citigroup Global Markets, Inc.
United States Dollar	73,689,657	Euro	66,670,000	9/23/2024	(86,020)
United States Dollar	2,256,034	British Pound	1,740,000	9/23/2024	(29,622)
Gross Unrealized Depreciation					(115,642)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2024

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $15,387,359)—Note 1(c):
Unaffiliated issuers	771,586,642	780,720,911
Affiliated issuers	49,667,029	49,667,029
Cash		2,797,689
Cash denominated in foreign currency	8,747,608	8,741,979
Receivable for investment securities sold		18,592,876
Dividends, interest and securities lending income receivable		6,002,038
Receivable for shares of Common Stock subscribed		922,359
Cash collateral held by broker—Note 4		260,000
Prepaid expenses		71,538
		867,776,419
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		459,174
Payable for investment securities purchased		41,395,119
Liability for securities on loan—Note 1(c)		10,009,867
Payable for shares of Common Stock redeemed		333,233
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		115,642
Directors’ fees and expenses payable		18,830
Other accrued expenses		114,862
		52,446,727
Net Assets ($)		815,329,692
Composition of Net Assets ($):
Paid-in capital		937,398,034
Total distributable earnings (loss)		(122,068,342)
Net Assets ($)		815,329,692

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	35,587,645	981,869	205,785,077	572,975,101
Shares Outstanding	3,178,004	87,775	18,433,348	51,388,639
Net Asset Value Per Share ($)	11.20	11.19	11.16	11.15

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended August 31, 2024

Investment Income ($):
Income:
Interest	78,012,228
Dividends:
Unaffiliated issuers	1,333,124
Affiliated issuers	2,893,268
Income from securities lending—Note 1(c)	110,771
Total Income	82,349,391
Expenses:
Management fee—Note 3(a)	5,250,288
Loan commitment fees—Note 2	255,820
Professional fees	149,766
Directors’ fees and expenses—Note 3(d)	104,782
Registration fees	94,012
Shareholder servicing costs—Note 3(c)	86,305
Chief Compliance Officer fees—Note 3(c)	20,980
Prospectus and shareholders’ reports	20,116
Distribution fees—Note 3(b)	7,056
Custodian fees—Note 3(c)	4,542
Miscellaneous	85,453
Total Expenses	6,079,120
Less—reduction in expenses due to undertaking—Note 3(a)	(657)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,072)
Net Expenses	6,077,391
Net Investment Income	76,272,000
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	813,915
Net realized gain (loss) on forward foreign currency exchange contracts	(908,832)
Net Realized Gain (Loss)	(94,917)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	7,593,681
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	75,103
Net Change in Unrealized Appreciation (Depreciation)	7,668,784
Net Realized and Unrealized Gain (Loss) on Investments	7,573,867
Net Increase in Net Assets Resulting from Operations	83,845,867

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended August 31,
	2024	2023
Operations ($):
Net investment income	76,272,000	61,434,477
Net realized gain (loss) on investments	(94,917)	(30,426,620)
Net change in unrealized appreciation (depreciation) on investments	7,668,784	32,515,166
Net Increase (Decrease) in Net Assets Resulting from Operations	83,845,867	63,523,023
Distributions ($):
Distributions to shareholders:
Class A	(1,368,104)	(1,098,468)
Class C	(76,980)	(57,563)
Class I	(19,112,275)	(8,260,788)
Class Y	(54,447,586)	(49,494,146)
Total Distributions	(75,004,945)	(58,910,965)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	31,884,984	2,775,236
Class C	408,675	287,583
Class I	238,511,033	132,803,376
Class Y	175,847,462	189,237,255
Distributions reinvested:
Class A	1,330,702	1,031,325
Class C	69,596	51,638
Class I	19,024,070	8,207,783
Class Y	15,540,892	14,570,014
Cost of shares redeemed:
Class A	(10,935,736)	(11,121,282)
Class C	(220,671)	(399,171)
Class I	(191,232,952)	(148,399,225)
Class Y	(235,543,405)	(282,802,820)
Increase (Decrease) in Net Assets from Capital Stock Transactions	44,684,650	(93,758,288)
Total Increase (Decrease) in Net Assets	53,525,572	(89,146,230)
Net Assets ($):
Beginning of Period	761,804,120	850,950,350
End of Period	815,329,692	761,804,120

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended August 31,
	2024	2023
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	2,864,351	255,040
Shares issued for distributions reinvested	120,292	95,413
Shares redeemed	(986,083)	(1,027,249)
Net Increase (Decrease) in Shares Outstanding	1,998,560	(676,796)
Class Ca
Shares sold	36,893	26,712
Shares issued for distributions reinvested	6,298	4,779
Shares redeemed	(19,813)	(36,905)
Net Increase (Decrease) in Shares Outstanding	23,378	(5,414)
Class Ib
Shares sold	21,611,481	12,197,706
Shares issued for distributions reinvested	1,725,298	760,911
Shares redeemed	(17,285,274)	(13,759,747)
Net Increase (Decrease) in Shares Outstanding	6,051,505	(801,130)
Class Yb
Shares sold	15,906,115	17,532,972
Shares issued for distributions reinvested	1,412,390	1,353,499
Shares redeemed	(21,318,736)	(26,228,209)
Net Increase (Decrease) in Shares Outstanding	(4,000,231)	(7,341,738)

[a]

During the period ended August 31, 2024, 83 Class C shares representing $919 were automatically converted to 83 Class A shares and during the period ended August 31, 2023, 15 Class C shares representing $163 were automatically converted to 15 Class A shares.

[b]

During the period ended August 31, 2024, 1,418,904 Class Y shares representing $15,689,035 were exchanged for 1,416,981 Class I shares, 19,831 Class Y shares representing $218,533 were exchanged for 19,741 Class A shares, 58,465 Class I shares representing $650,421 were exchanged for 58,297 Class A shares and during the period ended August 31, 2023, 952,587 Class Y shares representing $10,290,185 were exchanged for 951,229 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

	Year Ended August 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.08	10.97	11.50	11.16	11.64
Investment Operations:
Net investment income[a]	.99	.83	.45	.46	.55
Net realized and unrealized gain (loss) on investments	.14	.10	(.54)	.33	(.48)
Total from Investment Operations	1.13	.93	(.09)	.79	.07
Distributions:
Dividends from net investment income	(1.01)	(.82)	(.44)	(.45)	(.55)
Net asset value, end of period	11.20	11.08	10.97	11.50	11.16
Total Return (%)[b]	10.69	8.97	(.83)	7.18	.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[c]	1.04	1.06	1.10	1.19
Ratio of net expenses to average net assets	1.03[c]	1.02	1.03	1.04	1.04
Ratio of net investment income to average net assets	9.17[c]	7.77	4.05	4.01	4.74
Portfolio Turnover Rate	94.55	91.95	59.58	81.57	93.27
Net Assets, end of period ($ x 1,000)	35,588	13,068	20,367	17,093	6,634

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.07	10.96	11.49	11.15	11.63
Investment Operations:
Net investment income[a]	.94	.79	.36	.36	.44
Net realized and unrealized gain (loss) on investments	.10	.06	(.53)	.34	(.45)
Total from Investment Operations	1.04	.85	(.17)	.70	(.01)
Distributions:
Dividends from net investment income	(.92)	(.74)	(.36)	(.36)	(.47)
Net asset value, end of period	11.19	11.07	10.96	11.49	11.15
Total Return (%)[b]	9.86	8.15	(1.54)	6.36	(.05)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.85[c]	1.88	1.89	1.94	1.84
Ratio of net expenses to average net assets	1.78[c]	1.77	1.78	1.79	1.79
Ratio of net investment income to average net assets	8.41[c]	7.20	3.30	3.26	3.94
Portfolio Turnover Rate	94.55	91.95	59.58	81.57	93.27
Net Assets, end of period ($ x 1,000)	982	713	765	451	808

a Based on average shares outstanding.

b Exclusive of sales charge.

c Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

	Year Ended August 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.05	10.94	11.47	11.14	11.62
Investment Operations:
Net investment income[a]	1.08	.87	.48	.48	.54
Net realized and unrealized gain (loss) on investments	.07	.09	(.54)	.33	(.44)
Total from Investment Operations	1.15	.96	(.06)	.81	.10
Distributions:
Dividends from net investment income	(1.04)	(.85)	(.47)	(.48)	(.58)
Net asset value, end of period	11.16	11.05	10.94	11.47	11.14
Total Return (%)	10.92	9.25	(.56)	7.38	1.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76[b]	.77	.82	.86	.85
Ratio of net expenses to average net assets	.76[b]	.77	.78	.79	.79
Ratio of net investment income to average net assets	9.44[b]	8.11	4.30	4.26	4.90
Portfolio Turnover Rate	94.55	91.95	59.58	81.57	93.27
Net Assets, end of period ($ x 1,000)	205,785	136,816	144,274	105,019	70,716

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended August 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.03	10.93	11.45	11.12	11.60
Investment Operations:
Net investment income[a]	1.05	.89	.49	.49	.55
Net realized and unrealized gain (loss) on investments	.11	.06	(.54)	.32	(.44)
Total from Investment Operations	1.16	.95	(.05)	.81	.11
Distributions:
Dividends from net investment income	(1.04)	(.85)	(.47)	(.48)	(.59)
Net asset value, end of period	11.15	11.03	10.93	11.45	11.12
Total Return (%)	10.94	9.31	(.45)	7.44	1.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[b]	.73	.73	.75	.75
Ratio of net expenses to average net assets	.74[b]	.73	.73	.75	.75
Ratio of net investment income to average net assets	9.45[b]	8.19	4.35	4.30	4.95
Portfolio Turnover Rate	94.55	91.95	59.58	81.57	93.27
Net Assets, end of period ($ x 1,000)	572,975	611,207	685,544	629,495	578,055

a Based on average shares outstanding.

b Amounts do not include the expenses of the underlying funds.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

BNY Mellon Floating Rate Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. The Adviser has engaged Alcentra NY, LLC (the “Sub-Adviser”) to serve as the sub-adviser to the fund, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser. As sub-adviser to the fund, the Sub-Adviser, subject to the Adviser’s supervision, provides day-to-day management of the fund’s investments. The Sub-Adviser, located at 9 West 57th Street, Suite 4920, New York, NY 10019, is a registered investment adviser specializing in sub-investment grade corporate credit investment strategies. The Sub-Adviser is a subsidiary of Franklin Resources, Inc., a global investment management organization operating as Franklin Templeton (“Franklin Templeton”). Franklin Templeton, through its specialist investment managers, offers boutique specialization on a global scale, bringing extensive capabilities in fixed income, equity, alternatives, and multi-asset solutions.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (275 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of August 31, 2024, MBC Investments Corporation, an indirect subsidiary of BNY, held 8,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities and exchanged-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	21,980,207	-	21,980,207
Corporate Bonds and Notes	-	34,500,054	-	34,500,054
Exchange-Traded Funds	17,759,068	-	-	17,759,068
Floating Rate Loan Interests	-	706,481,582	-	706,481,582
Investment Companies	49,667,029	-	-	49,667,029
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(115,642)	-	(115,642)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2024, BNY earned $15,103 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of August 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

NOTES TO FINANCIAL STATEMENTS (continued)

	Assets ($)		Liabilities ($)
Securities Lending	15,387,359		-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	15,387,359		-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(15,387,359)	[1]	-
Net amount	-		-
[1]

The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

Floating Rate Loan Risk: Unlike publicly traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured.

Subordinated Securities Risk: Holders of securities that are subordinated or “junior” to more senior securities of an issuer are entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than nonsubordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on the market value of these securities. Subordinated loans generally have greater price volatility than senior loans and may be less liquid.

Loan Valuation Risk: Because there may be a lack of centralized information and trading for certain loans in which the fund may invest, reliable market value quotations may not be readily available for such loans and their valuation may require more research than for securities with a more developed secondary market.

High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. Interest rates in the United States have recently been rising. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On August 30, 2024, the Board declared a cash dividend of $.083, $.076, $.086 and $.086 per share from undistributed net investment income for Class A, Class C, Class I and Class Y shares, respectively, payable on September 3, 2024, to shareholders of record as of the close of business on August 30, 2024. The ex-dividend date was September 3, 2024.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2024, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At August 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $7,635,056, accumulated capital losses $138,768,554 and unrealized appreciation $9,065,156.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024. The fund has $28,647,244 of short-term capital losses and $110,121,310 of long-term capital losses which can be carried forward for an unlimited period.

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows: ordinary income $75,004,945 and $58,910,965, respectively.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 27, 2023, the Citibank Credit Facility was $823.5 million with Tranche A available in an amount equal to $688.5 million and Tranche B available in an amount equal to $135 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2024, the fund did not borrow under either Facility.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2023 through December 29, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the fund’s average daily net assets. On or after December 29, 2024, the Adviser may terminate the expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $657 during the period ended August 31, 2024.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

During the period ended August 31, 2024, the Distributor retained $850 from commissions earned on sales of the fund’s Class A shares and $1,600 from CDSC fees on redemptions of the fund’s Class C shares, respectively.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended August 31, 2024, Class C shares were charged $7,056 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2024, Class A and Class C shares were charged $40,735 and $2,352, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2024, the fund was charged $6,630 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1,072.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2024, the fund was charged $4,542 pursuant to the custody agreement.

During the period ended August 31, 2024, the fund was charged $20,980 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $443,703, Distribution Plan fees of $620, Shareholder Services Plan fees of $7,275, Custodian fees of $2,413, Chief Compliance Officer fees of $2,846 and Transfer Agent fees of $2,358, which are offset against an expense reimbursement currently in effect in the amount of $41.

(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and meeting attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended August 31, 2024, amounted to $761,003,059 and $731,728,647, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At August 31, 2024, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act, regulates the use of derivatives transactions for certain funds registered under the Act. The fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed 10% of fund’s net assets, and is subject to certain reporting requirements.

NOTES TO FINANCIAL STATEMENTS (continued)

Each type of derivative instrument that was held by the fund during the period ended August 31, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at August 31, 2024 are set forth in the Statement of Investments.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of August 31, 2024 is shown below:

	Derivative Assets ($)		Derivative Liabilities ($)
Foreign exchange risk	-	Foreign exchange risk	(115,642)	[1]
Gross fair value of derivative contracts	-		(115,642)

Statement of Assets and Liabilities location:
[1]		Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended August 31, 2024 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Forward Contracts	[1]	Total
Foreign exchange	(908,832)		(908,832)
Total	(908,832)		(908,832)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Forward Contracts	[2]	Total
Foreign exchange	75,103		75,103
Total	75,103		75,103

Statement of Operations location:
[1]	Net realized gain (loss) on forward foreign currency exchange contracts.
[2]	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At August 31, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(115,642)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(115,642)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(115,642)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of August 31, 2024:

Counterparty	Gross Amount of Liabilities ($)	[1]	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	[2]	Net Amount of Liabilities ($)
Citigroup Global Markets, Inc.	(115,642)		-	115,642		-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following table summarizes the monthly average market value of derivatives outstanding during the period ended August 31, 2024:

Average Market Value ($)
Forward Contracts:
Forward Contracts Purchased in USD	644,621
Forward Contracts Sold in USD	64,551,687

At August 31, 2024, the cost of investments for federal income tax purposes was $821,480,709; accordingly, accumulated net unrealized appreciation on investments was $8,907,231, consisting of $13,161,860 gross unrealized appreciation and $4,254,629 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of BNY Mellon Floating Rate Income Fund and Board of Directors of BNY Mellon Investment Funds IV, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of BNY Mellon Floating Rate Income Fund (the Fund), a series of BNY Mellon Investment Funds IV, Inc., including the statement of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.

New York, New York
October 23, 2024

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund designates the maximum amount allowable but not less than 93.20% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code. Where required by federal tax law rules, shareholders will receive notification of their portion of the Fund’s taxable ordinary dividends and capital gains distributions paid for the 2024 calendar year on Form 1099-DIV which will be mailed in early 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies. (Unaudited)

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies. (Unaudited)

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. (Unaudited)

Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

N/A

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© 2024 BNY Mellon Securities Corporation Code-6240NCSRAR0824

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 13. Portfolio Managers for Closed-End Management Investment Companies.

  Not applicable.

Item 14. Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

 Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

 There have been no material changes to the procedures applicable to Item 15.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

  Not applicable.

Item 19. Exhibits.

  (a)(1) Code of ethics referred to in Item 2.

  (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

  (a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: October 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

 David J. DiPetrillo

 President (Principal Executive Officer)

Date: October 24, 2024

By: /s/ James Windels

 James Windels

 Treasurer (Principal Financial Officer)

Date: October 24, 2024

EXHIBIT INDEX

 (a)(1) Code of ethics referred to in Item 2.

 (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

 (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)